Condensed Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Income
Loss for the period	kr (163,071)	kr (61,326)	kr (289,940)	kr (125,041)	kr (436,511)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(4,151)	(49)	2,515	2	(9,352)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(4,151)	(49)	2,515	2	(9,352)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	109		1,525		1,216
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:	109		1,525		1,216
Other comprehensive income/(loss) for the period	(4,042)	(49)	4,040	2	(8,137)
Total comprehensive income/(loss) for the period	(167,114)	(61,375)	(285,901)	(125,039)	(444,648)
Attributable to:
Equity holders of the Parent Company	(163,377)	kr (61,375)	(281,695)	(125,039)	(438,343)
Non-controlling interests	kr (3,736)		kr (4,205)	kr 0	kr (6,305)